FINANCIAL ASSETS AND FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2024
FINANCIAL ASSETS AND FINANCIAL LIABILITIES
FINANCIAL ASSETS AND FINANCIAL LIABILITIES

3.   FINANCIAL ASSETS AND FINANCIAL LIABILITIES

Financial Assets and Liabilities Measured at Fair Value

The following tables set forth, by level within the fair value hierarchy financial assets and financial liabilities measured at fair value as of December 31, 2023 and 2024. As required by ASC Topic 820, financial assets and financial liabilities are classified in their entirety based on the lowest level of input that is significant to the respective fair value measurement.

	Financial Assets at Fair Value as of
	December 31, 2023
	Level 1	Level 2	Level 3	Total

	(HK$ in thousands)
Short-term investments (1)	149,348	—	—	149,348
Other financial assets (2)	29,289	2,105	—	31,394
Total financial assets, measured at fair value	178,637	2,105	—	180,742

	Financial Assets at Fair Value as of
	December 31, 2024
	Level 1	Level 2	Level 3	Total

	(HK$ in thousands)
Short-term investments (1)	164,187	—	—	164,187
Other financial assets (2)	51,606	—	—	51,606
Total financial assets, measured at fair value	215,793	—	—	215,793

	Financial Liabilities at Fair Value as of
	December 31, 2024
	Level 1	Level 2	Level 3	Total

	(HK$ in thousands)

Other financial liabilities (2)	—	(5,827)	—	(5,827)
Total financial liabilities, measured at fair value	—	(5,827)	—	(5,827)
(1)	The amounts of short-term investment exclude investments in funds measured based on NAV per share, which are not classified in the fair value hierarchy. As of December 31, 2023 and 2024, the fair values of these investments in funds were HK$829,999 thousand and HK$739,136 thousand, respectively. The investments in funds include open-ended fixed income fund, which mainly invests in debt securities, and hybrid funds that invest in a variety of debt and equity securities. There were no unfunded commitments related to these investments in funds as of December 31, 2024, and certain investments in funds are subject to initial lock-up period of no more than 12 months.
(2)	The Group enters into currency futures contracts to manage currency exposure associated with anticipated receipts and disbursements occurring in a currency other than the functional currency of the entity. The currency futures contracts are valued using broadly distributed bank and broker prices, and are classified as Level 2 of the fair value hierarchy since inputs to their valuation can be generally corroborated by market data. As of December 31, 2023 and 2024, the currency futures are included in other current assets or other current liabilities.

3.    FINANCIAL ASSETS AND FINANCIAL LIABILITIES (Continued)

Transfers Between Level 1 and Level 2

Transfers of financial assets and financial liabilities at fair value to or from Levels 1 and 2 arise where the market for a specific financial instrument has become active or inactive during the period. The fair values transferred are ascribed as if the financial assets or financial liabilities had been transferred as of the end of the period. During the years ended December 31, 2023 and 2024, there were no transfers between levels for financial assets and liabilities, at fair value.

Financial Assets and Liabilities Not Measured at Fair Value

The following financial instruments are not measured at fair value in the Group’s consolidated balance sheets as of December 31, 2023 and 2024, but require disclosure of their fair values: cash and cash equivalents, cash held on behalf of clients, term deposit, restricted cash, treasury bills, securities purchased under agreements to resell, loans and advances, receivables, other financial assets, amounts due to related parties, payables, securities sold under agreements to repurchase, borrowings and other financial liabilities. The estimated fair value of such instruments at December 31, 2023 and 2024 approximates their carrying value due to their generally short maturities. If measured at fair value in the financial statements, cash and cash equivalents, cash held on behalf of clients and term deposit would be classified as level 1, while other financial instruments would be classified as level 2.

Netting of Financial Assets and Financial Liabilities

The Group’s policy is to net the receivables from and payables to clearing organizations that meet the offsetting requirements prescribed in ASC Topic 210-20. The following tables represents the amounts of financial instruments that are offset in the consolidated balance sheets as of December 31, 2023 and 2024.

	Effects of offsetting on the balance sheet			Related amounts not offset
		Gross		Amounts
		amounts	Net amounts	subject to
		set off in the	presented in	master	Financial
	Gross	balance	the balance	netting	instrument	Net
As of December 31, 2023	amount	sheet	sheet	arrangements	collateral	amount

HK$ in thousands
Financial Assets
Amounts due from clearing organizations	6,939,778	(2,694,985)	4,244,793	—	—	4,244,793

Financial liabilities
Amounts due to clearing organizations	4,124,751	(4,100,655)	24,096	—	—	24,096

	Effects of offsetting on the balance sheet			Related amounts not offset
		Gross		Amounts
		amounts	Net amounts	subject to
		set off in the	presented in	master	Financial
	Gross	balance	the balance	netting	instrument	Net
As of December 31, 2024	amount	sheet	sheet	arrangements	collateral	amount

HK$ in thousands
Financial Assets
Amounts due from clearing organizations	12,038,178	(8,761,115)	3,277,063	—	—	3,277,063

Financial liabilities
Amounts due to clearing organizations	9,549,039	(9,045,643)	503,396	—	—	503,396